Income Taxes (Details Narrative)	12 Months Ended
Dec. 31, 2022 USD ($)
Income Taxes
Non-capital loss carry-forward	$ 6,768,000
Non-capital loss carry-forward expiry, description	expire between 2026 to 2042 which may be carried forward to offset future years’ taxable income